Expense Example {- Fidelity® Balanced Fund} - 08.31 Fidelity Balanced Fund Retail PRO-12 - Fidelity® Balanced Fund - Fidelity Balanced Fund-Retail Class	Oct. 30, 2020 USD ($)
Expense Example:
1 year	$ 53
3 years	167
5 years	291
10 years	$ 653